Vessels Net (Tables)	12 Months Ended
Dec. 31, 2012
Vessels Net [Abstract]
Vessels Table
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance January 1, 2011	$800,368,624	$(105,220,397)	$695,148,227
Vessel acquisitions	53,074,242	-	53,074,242
Impairment loss	(366,233,564)	88,906,416	(277,327,148)
Sale of Vessel	(181,616,787)	11,790,621	(169,826,166)
Depreciation for the period	-	(32,460,792)	(32,460,792)
Balance December 31, 2011	$305,592,515	$(36,984,152)	$268,608,363
Newbuilding deliveries	46,019,408	-	46,019,408
Depreciation for the period	-	(16,251,331)	(16,251,331)
Balance December 31, 2012	$351,611,923	$(53,235,483)	$298,376,440